UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Class AAA - GABCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund seeks to achieve total returns attractive to investors in various market conditions without excessive risk of capital loss and invests primarily in securities of domestic and foreign issuers Gabelli Funds, LLC, (the Adviser) believes will provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company), virtually risk free U.S. Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Class AAA	$46	0.92%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 yet outperformed its comparative benchmarks, ICE BofA 3 Month U.S. Treasury Bill Index and the Lipper U.S. Treasury Money Market Fund Average. During the period, the market experienced an increase of almost 20% of deal volume, with technology, energy and power, and financials the most active sectors. Private Equity deals increased substantially, and mega-deals dominated, while smaller deals (below $500 million) declined 28%.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli ABC Fund - Class AAA	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	10,146	10,742	10,002	10,001
6/16	10,332	11,171	10,021	10,003
6/17	10,671	13,170	10,070	10,019
6/18	10,820	15,063	10,207	10,108
6/19	11,070	16,632	10,443	10,304
6/20	11,088	17,881	10,613	10,422
6/21	12,037	25,175	10,615	10,424
6/22	11,738	22,501	10,633	10,434
6/23	12,337	26,910	11,760	10,794
6/24	13,067	33,519	12,489	11,349

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Class AAA	2.78%	5.92%	3.37%	2.71%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3 Month U.S. Treasury Bill Index	2.63%	5.40%	2.16%	1.51%
Lipper U.S. Treasury Money-Market Fund Average	2.53%	5.14%	1.95%	1.27%

Fund Statistics

  Total Net Assets$478,516,286
  Number of Portfolio Holdings223
  Portfolio Turnover Rate105%
  Management Fees$1,150,528

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Lennar Corp. Cl B	24.2%
Lennar Corp. Cl A	- 20.4%
Equitrans Midstream Corp.	1.7%
Everbridge Inc.	1.3%
KKR & Co. Inc.	1.2%
Olink Holding AB	1.1%
PNM Resources Inc.	0.9%
Juniper Networks Inc.	0.9%
Fox Corp. Cl B	0.9%
SurModics Inc.	0.8%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	40.2%
Building and Construction - Long	24.2%
Building and Construction - Short	- 20.4%
Energy and Utilities	6.8%
Health Care	4.9%
Financial Services	3.2%
Telecommunications	2.2%
Computer Software and Services	2.2%
Entertainment	2.0%
Other Industry sectors	10.0%
Other Assets and Liabilities (Net)	24.7%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	55.7%
U.S. Government Obligations	40.2%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net) including securities sold short - Common Stocks (20.4%)	3.7%

The Gabelli ABC Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GABCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABCX-24-SATSR

The Gabelli ABC Fund

Advisor Class - GADVX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund seeks to achieve total returns attractive to investors in various market conditions without excessive risk of capital loss and invests primarily in securities of domestic and foreign issuers Gabelli Funds, LLC, (the Adviser) believes will provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company), virtually risk free U.S. Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Advisor Class	$59	1.17%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 yet outperformed its comparative benchmarks, ICE BofA 3 Month U.S. Treasury Bill Index and the Lipper U.S. Treasury Money Market Fund Average. During the period, the market experienced an increase of almost 20% of deal volume, with technology, energy and power, and financials the most active sectors. Private Equity deals increased substantially, and mega-deals dominated, while smaller deals (below $500 million) declined 28%.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli ABC Fund - Advisor Class	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	10,110	10,742	10,002	10,001
6/16	10,273	11,171	10,021	10,003
6/17	10,576	13,170	10,070	10,019
6/18	10,705	15,063	10,207	10,108
6/19	10,925	16,632	10,443	10,304
6/20	10,910	17,881	10,613	10,422
6/21	11,817	25,175	10,615	10,424
6/22	11,502	22,501	10,633	10,434
6/23	12,056	26,910	11,760	10,794
6/24	12,736	33,519	12,489	11,349

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Advisor Class	2.71%	5.64%	3.11%	2.45%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3 Month U.S. Treasury Bill Index	2.63%	5.40%	2.16%	1.51%
Lipper U.S. Treasury Money-Market Fund Average	2.53%	5.14%	1.95%	1.27%

Fund Statistics

  Total Net Assets$478,516,286
  Number of Portfolio Holdings223
  Portfolio Turnover Rate105%
  Management Fees$1,150,528

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Lennar Corp. Cl B	24.2%
Lennar Corp. Cl A	- 20.4%
Equitrans Midstream Corp.	1.7%
Everbridge Inc.	1.3%
KKR & Co. Inc.	1.2%
Olink Holding AB	1.1%
PNM Resources Inc.	0.9%
Juniper Networks Inc.	0.9%
Fox Corp. Cl B	0.9%
SurModics Inc.	0.8%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	40.2%
Building and Construction - Long	24.2%
Building and Construction - Short	- 20.4%
Energy and Utilities	6.8%
Health Care	4.9%
Financial Services	3.2%
Telecommunications	2.2%
Computer Software and Services	2.2%
Entertainment	2.0%
Other Industry sectors	10.0%
Other Assets and Liabilities (Net)	24.7%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	55.7%
U.S. Government Obligations	40.2%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net) including securities sold short - Common Stocks (20.4%)	3.7%

The Gabelli ABC Fund

Semi-Annual Shareholder Report - June 30, 2024

Advisor Class - GADVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GADVX-24-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2024

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” —Warren Buffett

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli ABC Fund was 2.8% compared with a total return of 2.6% for the ICE BofA 3 Month U.S. Treasury Bill Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	40.2%
Building and Construction	24.2%
Energy and Utilities	6.8%
Health Care	5.0%
Financial Services	3.2%
Telecommunications	2.2%
Computer Software and Services	2.2%
Entertainment	2.0%
Metals and Mining	1.8%
Electronics	1.6%
Broadcasting	1.2%
Diversified Industrial	1.0%
Machinery	0.8%
Cable and Satellite	0.7%
Wireless Communications	0.6%
Business Services	0.5%
Food and Beverage	0.5%
Retail	0.3%
Aerospace and Defense	0.3%
Specialty Chemicals	0.3%
Consumer Products	0.3%

Closed-End Funds	0.1%
Automotive	0.1%
Publishing	0.1%
Environmental Services	0.1%
Equipment and Supplies	0.1%
Hotels and Gaming	0.1%
Real Estate	0.0%*
Paper and Forest Products	0.0%*
Wireless Telecommunications Services	0.0%*
Consumer Services	0.0%*
Semiconductors	0.0%*
Other Assets and Liabilities (Net)	24.7%

Short Positions
Building and Construction	(20.4)%
Energy and Utilities	(0.6)%
Business Services	(0.0) %**
100.0%

*	Amount represents less than 0.05%.
**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 55.7%
	Aerospace and Defense — 0.3%
200,000	Civitanavi Systems SpA	$1,323,604	$1,310,843
400	Hawaiian Holdings Inc.†	5,448	4,972
		1,329,052	1,315,815

	Automotive — 0.1%
35,000	Iveco Group NV	247,425	392,450
38,000	Pinewood Technologies Group plc	307,557	171,007
		554,982	563,457

	Broadcasting — 1.2%
9,000	Cogeco Inc.	211,013	317,094
2,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	131,233	128,460
172,000	Sinclair Inc.	3,952,081	2,292,760
228,000	TEGNA Inc.	4,498,924	3,178,320
		8,793,251	5,916,634

	Building and Construction — 24.2%
2,000	Johnson Controls International plc	70,380	132,940
831,000	Lennar Corp., Cl. B	33,237,287	115,866,330
		33,307,667	115,999,270

	Business Services — 0.5%
10,000	Applus Services SA	106,410	137,082
79,200	Dawson Geophysical Co.	182,140	154,440
14,000	McGrath RentCorp	1,702,169	1,491,700
2,500	Perficient Inc.†	183,810	186,975
40,000	Steel Connect Inc.†	361,401	513,600
		2,535,930	2,483,797
	Cable and Satellite — 0.7%
1,000	Charter Communications Inc., Cl. A†	215,343	298,960
55,000	Liberty Latin America Ltd., Cl. A†	493,580	528,550
500,000	WideOpenWest Inc.†	2,321,709	2,705,000
		3,030,632	3,532,510

	Computer Software and Services — 2.2%
110,000	DecisionPoint Systems Inc.†	1,114,107	1,122,000
19,000	Digi International Inc.†	185,323	435,670
180,000	Everbridge Inc.†	6,218,071	6,298,200
1,200	Fiserv Inc.†	102,294	178,848
13,000	Gen Digital Inc.	242,809	324,740
25,000	HashiCorp Inc., Cl. A†	826,998	842,250
6,000	Playtech plc†	52,348	35,268
4,000	Rocket Internet SE	90,085	62,544
3,000	Rockwell Automation Inc.	613,280	825,840
			Market
Shares		Cost	Value
40,000	Stratasys Ltd.†	$543,162	$335,600
		9,988,477	10,460,960

	Consumer Products — 0.3%
10,000	Bang & Olufsen A/S†	29,137	13,340
1,500	Capri Holdings Ltd.†	51,400	49,620
25,000	Energizer Holdings Inc.	867,609	738,500
12,000	iRobot Corp.†	351,778	109,320
7,000	Vista Outdoor Inc.†	255,143	263,550
		1,555,067	1,174,330

	Consumer Services — 0.0%
10,000	Lok’nStore Group plc	140,431	139,051

	Diversified Industrial — 1.0%
1,000	Haynes International Inc.	59,520	58,700
60,000	Myers Industries Inc.	788,660	802,800
30,000	Spirit AeroSystems Holdings Inc., Cl. A†	931,545	986,100
36,000	Steel Partners Holdings LP†	327,530	1,340,233
3,000	Target Hospitality Corp.†	33,121	26,130
11,700	United States Steel Corp.	534,989	442,260
13,500	Valmet Oyj	430,393	385,879
80,000	Velan Inc.	514,717	350,280
26,500	Wartsila OYJ Abp	343,008	510,843
		3,963,483	4,903,225

	Electronics — 1.6%
10,000	Encore Wire Corp.	2,879,801	2,898,300
10,300	Rogers Corp.†	1,306,844	1,242,283
335,000	Vizio Holding Corp., Cl. A†	3,717,816	3,618,000
12,400	Yamada Holdings Co. Ltd.	36,458	33,295
		7,940,919	7,791,878

	Energy and Utilities — 6.8%
50,500	Alerion Cleanpower SpA	138,449	884,798
34,000	ALLETE Inc.	2,143,535	2,119,900
16,000	Alvopetro Energy Ltd.	34,057	54,969
19,000	APA Corp.	606,752	559,360
30,500	ChampionX Corp.	1,156,067	1,012,905
3,000	DMC Global Inc.†	42,824	43,260
3,000	Encavis AG†	55,402	54,940
20,000	Endesa SA	453,617	375,582
46,992	Energy Transfer LP	166,836	762,210
640,000	Equitrans Midstream Corp.	7,289,607	8,307,200
18,500	Exxon Mobil Corp.	2,119,155	2,129,720
30,000	Greenvolt-Energias Renovaveis SA†	269,981	267,309
200,000	Gulf Coast Ultra Deep Royalty Trust†	39,334	2,550
2,000	Hess Corp.	266,352	295,040
20,000	Marathon Oil Corp.	578,800	573,400
50,000	National Fuel Gas Co.	2,509,806	2,709,500
1,000	Neoen SA.	41,265	40,332

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
26,000	ONEOK Inc.	$1,706,214	$2,120,300
122,000	PNM Resources Inc.	5,929,507	4,509,120
20,000	Primo Water Corp.	293,253	437,200
61,500	Severn Trent plc	1,648,043	1,850,263
27,500	Southwest Gas Holdings Inc.	1,677,262	1,935,450
20,000	Southwestern Energy Co.†	138,129	134,600
28,000	UGI Corp.	1,042,646	641,200
40,000	US Silica Holdings Inc.†	617,476	618,000
		30,964,369	32,439,108

	Entertainment — 2.0%
34,500	Atlanta Braves Holdings Inc., Cl. A†	917,799	1,425,885
20,000	Atlanta Braves Holdings Inc., Cl. C†	718,076	788,800
6,000	Endeavor Group Holdings Inc., Cl. A	156,105	162,180
130,000	Fox Corp., Cl. B	4,603,394	4,162,600
170,000	IMAX China Holding Inc.†	193,034	187,219
85	Liberty Media Corp.-Liberty Live, Cl. A†	2,951	3,188
6,500	Madison Square Garden Sports Corp.†	1,035,545	1,222,845
36,000	Manchester United plc, Cl. A†	623,471	581,040
140,000	MultiChoice Group†	889,856	820,282
		9,140,231	9,354,039

	Environmental Services — 0.1%
9,000	Stericycle Inc.†	530,589	523,170

	Equipment and Supplies — 0.1%
43,000	DS Smith plc	215,007	228,840

	Financial Services — 3.2%
39,500	AllianceBernstein Holding LP	0	1,334,705
1,000	Brookfield Asset Management Ltd., Cl. A	34,876	38,050
4,200	Brookfield Corp.	157,359	174,468
2,119	CNFinance Holdings Ltd., ADR†	5,573	3,433
24,000	Equitable Holdings Inc.	452,654	980,640
15,000	Fanhua Inc., ADR†	94,174	29,850
2,319	First Bank	29,131	29,544
45,000	First Horizon Corp.	884,192	709,650
1,000	Horizon Bancorp Inc.	9,670	12,370
52,500	KKR & Co. Inc.	180,657	5,525,100
654	LCNB Corp.	9,682	9,097
800	Mastercard Inc., Cl. A	15,971	352,928
			Market
Shares		Cost	Value
4,816	National Western Life Group Inc., Cl. A	$2,349,670	$2,393,263
7,920	SouthState Corp.	537,839	605,246
500	Topdanmark AS	14,226	26,408
16,000	Valley National Bancorp	115,336	111,680
3,000	Vericity Inc.†	33,390	34,290
66,000	Webster Financial Corp	2,371,276	2,876,940
		7,295,676	15,247,662

	Food and Beverage — 0.5%
2,000	Pernod Ricard SA	142,616	271,379
18,300	Remy Cointreau SA	1,129,264	1,526,714
3,000	The J.M. Smucker Co.	331,410	327,120
		1,603,290	2,125,213

	Health Care — 4.9%
51,000	Alimera Sciences Inc.†	282,708	283,560
8,300	Amedisys Inc.†	763,369	761,940
30,000	Axonics Inc.†	2,045,626	2,016,900
16,500	Biohaven Ltd.†	120,450	572,715
400	Bio-Rad Laboratories Inc., Cl. A†	39,976	109,244
8,500	Bioventus Inc., Cl. A†	78,553	48,875
7,000	Calliditas Therapeutics AB, Cl. B†	134,795	135,786
10,000	Catalent Inc.†	587,866	562,300
68,000	Cerevel Therapeutics Holdings Inc.†	2,808,785	2,780,520
6,000	Globus Medical Inc., Cl. A†	310,008	410,940
50	GRAIL Inc.†	339	769
500	ICU Medical Inc.†	29,090	59,375
170,000	Idorsia Ltd.†	2,134,824	383,349
300	Illumina Inc.†	11,836	31,314
433,000	Myrexis Inc.†	44,849	2,858
210,000	Olink Holding AB, ADR†	5,329,125	5,350,800
88,000	Perrigo Co. plc	3,210,890	2,259,840
12,000	QIAGEN NV	539,342	493,080
5,000	QuidelOrtho Corp.†	313,094	166,100
60,000	Silk Road Medical Inc.†	1,613,132	1,622,400
95,000	SurModics Inc.†	4,003,714	3,993,800
8,000	TherapeuticsMD Inc.†	79,142	12,880
150,000	Viatris Inc.	1,948,775	1,594,500
		26,430,288	23,653,845

	Hotels and Gaming — 0.1%
28,500	Entain plc.	434,641	226,969

	Machinery — 0.8%
30,000	Astec Industries Inc.	1,042,156	889,800
25,000	CFT SpA†(a)	138,180	123,159
270,000	CNH Industrial NV	2,299,101	2,735,100
		3,479,437	3,748,059

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Metals and Mining — 1.6%
200,000	Ampco-Pittsburgh Corp.†	$637,062	$154,000
5,000	Endeavour Mining plc	101,814	105,625
33,000	Freeport-McMoRan Inc.	582,741	1,603,800
4,257	Kinross Gold Corp.	22,197	35,442
31,000	Newmont Corp.	1,116,850	1,297,970
83,000	Pan American Silver Corp.	1,207,174	1,650,040
100,000	Sierra Metals Inc.†	142,919	56,387
10,000	Vulcan Materials Co.	438,009	2,486,800
		4,248,766	7,390,064

	Publishing — 0.1%
43,941	Lee Enterprises Inc.†	601,368	488,184
18,000	The E.W. Scripps Co., Cl. A†	197,039	56,520
		798,407	544,704

	Real Estate — 0.0%
500	American Tower Corp., REIT	7,707	97,190
4,000	Healthcare Realty Trust Inc., REIT	75,648	65,920
		83,355	163,110

	Retail — 0.3%
14,000	Albertsons Companies Inc., Cl. A	295,880	276,500
18,000	Bapcor Ltd.	59,571	61,720
2,000	Hibbett Inc	172,040	174,420
10,000	Macy’s Inc.	200,242	192,000
301,000	Sportsman’s Warehouse Holdings Inc.†	3,359,007	725,410
101,770	The Bon-Ton Stores Inc.†(a)	4,946	0
		4,091,686	1,430,050

	Semiconductors — 0.0%
800	Silicon Motion Technology Corp., ADR	50,051	64,792
1,400	Tower Semiconductor Ltd.†	35,906	55,034
		85,957	119,826

	Specialty Chemicals — 0.3%
1,200	Linde plc.	194,452	526,572
36,500	Mativ Holdings Inc.	646,924	619,040
18,000	SGL Carbon SE†	156,514	122,217
		997,890	1,267,829

	Telecommunications — 2.2%
280,000	HKBN Ltd.	200,879	88,205
121,000	Juniper Networks Inc.	4,498,610	4,411,660
120,000	Koninklijke KPN NV	365,363	460,080
135,000	Liberty Global Ltd., Cl. A†	3,238,449	2,353,050
30,000	Liberty Global Ltd., Cl. C†	641,286	535,500
2,081	Liberty Latin America Ltd., Cl. C†	14,858	20,019
96,500	Orange Belgium SA†	2,148,312	1,543,999
			Market
Shares		Cost	Value
61,000	Parrot SA†	$221,205	$130,656
100,000	Pharol SGPS SA†	26,206	4,734
140,000	Spirent Communications plc	358,708	323,863
241,632	Telefonica Deutschland Holding AG	628,106	568,789
6,000	Telephone and Data Systems Inc.	83,463	124,380
		12,425,445	10,564,935

	Wireless Communications — 0.6%
9,500	Millicom International Cellular SA†	180,600	233,225
32,000	Millicom International Cellular SA, SDR†	636,225	778,941
36,200	United States Cellular Corp.†	833,348	2,020,684
		1,650,173	3,032,850

	Wireless Telecommunications Services — 0.0%
400,000	NII Holdings Inc., Escrow†	107,296	140,000

	TOTAL COMMON STOCKS	177,722,394	266,481,200

	CLOSED-END FUNDS — 0.1%
235,000	Altaba Inc., Escrow†	12,750	593,375

	RIGHTS — 0.3%
	Computer Software and Services — 0.0%
1,000	Flexion Therapeutics Inc., CVR†	0	300

	Health Care — 0.1%
60,000	ABIOMED Inc., CVR†	0	105,000
65,000	Adamas Pharmaceuticals Inc., CVR†	0	3,250
65,000	Adamas Pharmaceuticals Inc., CVR†	0	3,250
50,000	Akouos Inc., CVR†	0	37,500
10,000	Albireo Pharma Inc., CVR†	0	22,500
187,969	Ambit Biosciences Corp., CVR†(a)	0	0
195,960	Chinook Therapeutics Inc., CVR†	0	78,384
4,000	CinCor Pharma Inc., CVR†	0	12,000
3,000	Decibel Therapeutics Inc., CVR†	0	2,250
28,000	Epizyme Inc., CVR†	0	560
18,000	Fusion Pharmaceuticals Inc., CVR†	0	9,000
500,000	Gracell Biotechnologies Inc., CVR†	0	20,000
30,000	Icosavax Inc., CVR†	0	9,000
640,000	Innocoll, CVR†(a)	384,000	1

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	RIGHTS (Continued)
	Health Care (Continued)
150,000	Ipsen SA/Clementia, CVR†(a)	$202,500	$0
3,000	Landos Biopharma Inc., CVR†	0	7,530
35,000	Mirati Therapeutics Inc., CVR†	0	17,500
95,400	Ocera Therapeutics, CVR†(a)	25,758	5,963
3,000	Opiant Pharmaceuticals Inc., CVR†	0	1,500
140,000	Paratek Pharmaceuticals Inc., CVR†	0	2,800
11,000	Prevail Therapeutics Inc., CVR†	0	2,200
2,000	Radius Health Inc., CVR†	0	200
800	Sigilon Therapeutics Inc., CVR†	0	6,040
12,000	Tobira Therapeutics Inc., CVR†(a)	720	0
		612,978	346,428
	Metals and Mining — 0.2%
10,000	Kinross Gold Corp., CVR†(a)	0	0
2,200,000	Pan American Silver Corp., CVR†	506,000	1,017,720
		506,000	1,017,720

	Paper and Forest Products — 0.0%
75,000	Resolute Forest Products Inc., CVR†	0	150,000
	TOTAL RIGHTS	1,118,978	1,514,448

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
102,000	Ampco-Pittsburgh Corp., expire 08/01/25†	69,677	5,100
Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 40.2%
$194,260,000	U.S. Treasury Bills, 5.151% to 5.326%††, 07/18/24 to 12/19/24(b)	$192,419,611	$192,420,560

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 96.3%	$371,343,410	461,014,683

	SECURITIES SOLD SHORT — (21.0)%
	(Proceeds received $36,856,453)		(100,502,318)

	Other Assets and Liabilities (Net) — 24.7%		118,003,921

	NET ASSETS — 100.0%		$478,516,286

			Market
Shares		Proceeds	Value
	SECURITIES SOLD SHORT — (21.0)%
	Building and Construction — (20.4)%
650,000	Lennar Corp., Cl. A	$33,703,983	$97,415,500

	Business Services — (0.0)%
6,000	WillScot Mobile Mini Holdings Corp.	289,105	225,840

	Energy and Utilities — (0.6)%
5,100	ConocoPhillips	590,532	583,338
4,000	EQT Corp.	136,855	147,920
18,500	Exxon Mobil Corp.	2,135,978	2,129,720
		2,863,365	2,860,978
	TOTAL SECURITIES SOLD SHORT(c)	$36,856,453	$100,502,318

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At June 30, 2024, $54,580,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c)	At June 30, 2024, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

As of June 30, 2024, forward foreign exchange contracts outstanding were as follows:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	8,790,021	EUR	8,200,000	State Street Bank and Trust Co.	07/26/24	$(3,730)
USD	2,409,327	GBP	1,900,000	State Street Bank and Trust Co.	07/26/24	7,129
USD	439,506	CAD	600,000	State Street Bank and Trust Co.	07/26/24	635
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS						$4,034

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $371,343,410)	$461,014,683
Cash	12,121,447
Deposit at brokers for securities sold short	97,772,263
Receivable for investments sold	8,194,666
Receivable for Fund shares sold	70,691
Dividends receivable	447,612
Unrealized appreciation on forward foreign currency contracts	7,764
Prepaid expenses	18,110
Total Assets	579,647,236
Liabilities:
Securities sold short, at value (proceeds $36,856,453)	100,502,318
Foreign currency overdraft, at value (cost $11,391)	11,384
Payable for Fund shares redeemed	93,488
Payable for investment advisory fees	193,472
Payable for distribution fees	13,112
Payable for accounting fees	7,500
Unrealized depreciation on forward foreign currency contracts	3,730
Other accrued expenses	305,946
Total Liabilities	101,130,950
Net Assets
(applicable to 44,647,654 shares outstanding)	$478,516,286
Net Assets Consist of:
Paid-in capital	$446,094,352
Total distributable earnings	32,421,934
Net Assets	$478,516,286

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($416,865,600 ÷ 38,842,831 shares outstanding)	$10.73
Advisor Class:
Net Asset Value, offering, and redemption price per share ($61,650,686 ÷ 5,804,823 shares outstanding)	$10.62

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding
taxes of $30,551)	$2,415,126
Interest	7,632,465
Total Investment Income	10,047,591
Expenses:
Investment advisory fees	1,151,023
Distribution fees - Advisor Class	82,929
Dividend expense on securities sold short	690,030
Service fees for securities sold short (See Note 2)	58,960
Shareholder communications expenses	47,600
Directors’ fees	36,500
Legal and audit fees	29,776
Custodian fees	28,369
Accounting fees	22,500
Registration expenses	22,238
Shareholder services fees	18,967
Interest expense	119
Miscellaneous expenses	20,868
Total Expenses	2,209,879
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(495)
Expenses paid indirectly by broker (See Note 6)	(4,166)
Total Credits and Reimbursements	(4,661)
Net Expenses	2,205,218
Net Investment Income	7,842,373
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments in securities	2,709,744
Net realized loss on securities sold short	(444,841)
Net realized loss on swap contracts	(30,522)
Net realized gain on forward foreign exchange contracts	322,617
Net realized gain on foreign currency transactions	1,960
Net realized gain on investments in securities, securities sold short, swap contracts, forward foreign exchange contracts, and foreign currency transactions	2,558,958
Net change in unrealized appreciation/depreciation:
on investments in securities	2,711,801
on securities sold short	(290,623)
on forward foreign exchange contracts	32,299
on foreign currency translations	(16,253)
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	2,437,224
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency	4,996,182
Net Increase in Net Assets Resulting from Operations	$12,838,555

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$7,842,373	$15,537,788
Net realized gain on investments in securities, securities sold short, swap contracts, forward foreign exchange contracts, and foreign currency transactions	2,558,958	5,534,169
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	2,437,224	12,070,986
Net Increase in Net Assets Resulting from Operations	12,838,555	33,142,943

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(12,756,939)
Advisor Class	—	(2,129,667)
Total Distributions to Shareholders	—	(14,886,606)

Capital Share Transactions:
Class AAA	13,079,414	(69,161,037)
Advisor Class	(10,689,172)	(54,227,583)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	2,390,242	(123,388,620)
Redemption Fees	—	2
Net Increase/(Decrease) in Net Assets	15,228,797	(105,132,281)
Net Assets:
Beginning of year	463,287,489	568,419,770
End of period	$478,516,286	$463,287,489

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$10.44	$0.18		$0.11	$0.29	$—	$—		$—	$—		$10.73	2.78%	$416,865	3.44	%(e)	0.92	%(e)(f)	105%
2023	10.09	0.33		0.37	0.70	(0.35)	—		(0.35)	0.00	(g)	10.44	6.93	392,723	3.18		0.85		157
2022	10.44	0.08		(0.29)	(0.21)	(0.14)	—		(0.14)	0.00	(g)	10.09	(2.01)	447,336	0.80		0.79		156
2021	10.46	0.02		0.44	0.46	(0.05)	(0.43)		(0.48)	0.00	(g)	10.44	4.37	489,797	0.15		0.77		205
2020	10.21	0.02		0.27	0.29	(0.04)	(0.00	)(g)	(0.04)	0.00	(g)	10.46	2.90	552,051	0.21		0.73		251
2019	10.03	0.12		0.36	0.48	(0.14)	(0.16)		(0.30)	0.00	(g)	10.21	4.80	618,374	1.18		0.64		278
Advisor Class
2024(d)	$10.34	$0.17		$0.11	$0.28	$—	$—		$—	$—		$10.62	2.71%	$61,651	3.20	%(e)	1.17	%(e)(f)	105%
2023	9.99	0.30		0.37	0.67	(0.32)	—		(0.32)	0.00	(g)	10.34	6.68	70,564	2.90		1.10		157
2022	10.34	0.05		(0.29)	(0.24)	(0.11)	—		(0.11)	0.00	(g)	9.99	(2.35)	121,084	0.48		1.04		156
2021	10.36	(0.05)		0.48	0.43	(0.02)	(0.43)		(0.45)	0.00	(g)	10.34	4.15	168,445	(0.43)		1.02		205
2020	10.10	0.00	(g)	0.27	0.27	(0.01)	(0.00	)(g)	(0.01)	0.00	(g)	10.36	2.70	167,311	0.01		0.98		251
2019	9.93	0.09		0.35	0.44	(0.11)	(0.16)		(0.27)	0.00	(g)	10.10	4.40	279,964	0.92		0.89		278

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019 would have been 0.60%, 0.63%, 0.58%, 0.57%, 0.57%, and 0.56% (Class AAA) and 0.85% 0.88%, 0.83%, 0.82%, 0.82%, and 0.81% (Advisor Class), respectively.
(d)	For the six months ended June 30, 2024, unaudited.
(e)	Annualized.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the six months ended June 30, 2024, there was no impact on the expense ratios.
(g)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund, the sole series of the Gabelli Investor Funds, Inc. (the Corporation), was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2024 are as follows:

	Valuation Inputs
		Level 2 Other	Level 3 Significant
	Level 1	Significant	Unobservable	Total Market Value
	Quoted Prices	Observable Inputs	Inputs (a)	at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$10,398,416	$62,544	—	$10,460,960
Energy and Utilities	32,436,558	2,550	—	32,439,108
Financial Services	15,213,372	34,290	—	15,247,662
Health Care	23,650,987	2,858	—	23,653,845
Machinery	3,624,900	—	$123,159	3,748,059
Retail	1,430,050	—	0	1,430,050
Telecommunications	9,996,146	568,789	—	10,564,935
Wireless Telecommunications Services	—	140,000	—	140,000
Other Industries (b)	168,796,581	—	—	168,796,581
Total Common Stocks	265,547,010	811,031	123,159	266,481,200
Closed-End Funds	—	593,375	—	593,375
Rights (b)	1,017,720	490,764	5,964	1,514,448
Warrants (b)	5,100	—	—	5,100
U.S. Government Obligations	—	192,420,560	—	192,420,560
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$266,569,830	$194,315,730	$129,123	$461,014,683
LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(100,502,318)	—	—	$(100,502,318)
TOTAL INVESTMENTS in Securities – LIABILITIES	$(100,502,318)	—	—	$(100,502,318)
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$7,764	—	$7,764

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Valuation Inputs
		Level 2 Other	Level 3 Significant
	Level 1	Significant	Unobservable	Total Market Value
	Quoted Prices	Observable Inputs	Inputs (a)	at 06/30/24
LIABILITIES (Unrealized Depreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$(3,730)	—	$(3,730)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

The Fund did not have material transfers into or out of Level 3 during the six months ended June 30, 2024. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2024, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. At June 30, 2024, the Fund held no investments in equity contract for difference swap agreements. For the six months ended June 30, 2024, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency within Net realized loss on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2024 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2024 had an average monthly notional amount of approximately $12,006,614.

At June 30, 2024, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts and under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2024, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized gain on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2024, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of	Gross Amounts
	Recognized Assets	Available for	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statement of	Statement of Assets	the Statement of
	Assets and Liabilities	and Liabilities	Assets and Liabilities
Assets
Forward Foreign Exchange Contracts	$7,764	$(3,730)	$4,034

	Gross Amounts of	Gross Amounts
	Recognized Liabilities	Available for	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statement of	Statement of Assets	the Statement of
	Assets and Liabilities	and Liabilities	Assets and Liabilities
Liabilities
Forward Foreign Exchange Contracts	$3,730	$(3,730)	—

The following table presents the Fund’s derivative assets by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2024:

		Net Amounts Not Offset in the Statement of
		Assets and Liabilities
	Net Amounts of
	Assets Presented in
	the Statement of	Securities Pledged	Cash Collateral
	Assets and Liabilities	as Collateral	Received	Net Amount
Counterparty
State Street Bank and Trust Co.	$7,764	$(3,730)	—	$4,034

		Net Amounts Not Offset in the Statement of
		Assets and Liabilities
	Net Amounts of
	Liabilities Presented in
	the Statement of	Securities Pledged	Cash Collateral
	Assets and Liabilities	as Collateral	Pledged	Net Amount
Counterparty
State Street Bank and Trust Co.	$3,730	(3,730)	—	—

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2024 are reflected within the Schedule of Investments. For the six months ended June 30, 2024, the Fund incurred $58,960 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2024, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:*
Ordinary income	$15,507,000
Total distributions paid	$15,507,000

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

		Gross	Gross
	Cost/	Unrealized	Unrealized	Net Unrealized
	(Proceeds)	Appreciation	Depreciation	Appreciation
Investments and other derivative instruments	$336,289,572	$107,322,800	$(83,095,973)	$24,226,827

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2024, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to such securities, and the Adviser reduced its fee with respect to such securities by $495.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G. distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $308,318,137 and $281,110,238, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $90,161 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,166.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2024, the Fund’s Adviser and its affiliates beneficially owned greater than 64.2% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2024, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2024		Year Ended
	(Unaudited)		December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,202,294	$44,574,119	851,655	$8,843,416
Shares issued upon reinvestment of distributions	—	—	1,207,059	12,601,702
Shares redeemed	(2,987,650)	(31,494,705)	(8,771,388)	(90,606,155)
Net increase/(decrease)	1,214,644	$13,079,414	(6,712,674)	$(69,161,037)
Advisor Class
Shares sold	246,137	$2,568,353	330,415	$3,396,052
Shares issued upon reinvestment of distributions	—	—	158,309	1,638,492
Shares redeemed	(1,264,778)	(13,257,525)	(5,783,210)	(59,262,127)
Net decrease	(1,018,641)	$(10,689,172)	(5,294,486)	$(54,227,583)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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Gabelli Investor Funds, Inc.
THE GABELLI ABC FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Mary E. Hauck
Former Senior Portfolio
Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q224SAR

GABELLI
FUNDS

# THE GABELLI ABC FUND

*Semiannual Report*
*June 30, 2024*

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$10.44	$0.18		$0.11	$0.29	$—	$—		$—	$—		$10.73	2.78%	$416,865	3.44	%(e)	0.92	%(e)(f)	105%
2023	10.09	0.33		0.37	0.70	(0.35)	—		(0.35)	0.00	(g)	10.44	6.93	392,723	3.18		0.85		157
2022	10.44	0.08		(0.29)	(0.21)	(0.14)	—		(0.14)	0.00	(g)	10.09	(2.01)	447,336	0.80		0.79		156
2021	10.46	0.02		0.44	0.46	(0.05)	(0.43)		(0.48)	0.00	(g)	10.44	4.37	489,797	0.15		0.77		205
2020	10.21	0.02		0.27	0.29	(0.04)	(0.00	)(g)	(0.04)	0.00	(g)	10.46	2.90	552,051	0.21		0.73		251
2019	10.03	0.12		0.36	0.48	(0.14)	(0.16)		(0.30)	0.00	(g)	10.21	4.80	618,374	1.18		0.64		278
Advisor Class
2024(d)	$10.34	$0.17		$0.11	$0.28	$—	$—		$—	$—		$10.62	2.71%	$61,651	3.20	%(e)	1.17	%(e)(f)	105%
2023	9.99	0.30		0.37	0.67	(0.32)	—		(0.32)	0.00	(g)	10.34	6.68	70,564	2.90		1.10		157
2022	10.34	0.05		(0.29)	(0.24)	(0.11)	—		(0.11)	0.00	(g)	9.99	(2.35)	121,084	0.48		1.04		156
2021	10.36	(0.05)		0.48	0.43	(0.02)	(0.43)		(0.45)	0.00	(g)	10.34	4.15	168,445	(0.43)		1.02		205
2020	10.10	0.00	(g)	0.27	0.27	(0.01)	(0.00	)(g)	(0.01)	0.00	(g)	10.36	2.70	167,311	0.01		0.98		251
2019	9.93	0.09		0.35	0.44	(0.11)	(0.16)		(0.27)	0.00	(g)	10.10	4.40	279,964	0.92		0.89		278

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019 would have been 0.60%, 0.63%, 0.58%, 0.57%, 0.57%, and 0.56% (Class AAA) and 0.85% 0.88%, 0.83%, 0.82%, 0.82%, and 0.81% (Advisor Class), respectively.
(d)	For the six months ended June 30, 2024, unaudited.
(e)	Annualized.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the six months ended June 30, 2024, there was no impact on the expense ratios.
(g)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita	$9,000
Vincent D. Enright	$10,000
Mary E. Hauck	$8,500
Werner J. Roeder	$9,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2024, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2023) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year period, the second quartile for the three- and ten-year periods, and in the third quartile for the five-year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one-year period, the second quintile for the three-year period, and in the third quintile for the five- and ten-year periods. The Independent Board Members discussed the Fund’s performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of alternative multi-strategy funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of each peer group and that the Fund’s size was above average within each peer group. The Independent Board Members also compared the management fee structure for the Fund to that in effect for most other Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the advisory fees for other types of accounts managed by affiliates of the Adviser. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than the average within both peer groups and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.